Pensions Plan Assets Excluding FV Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	$ 38.2	$ 23.3	$ 25.3
Fair value of available-for-sale investments contributed to defined benefit plans	27.1
Minimum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	30.0
Maximum [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Estimated Employer Contributions in Next Fiscal Year	40.0
Domestic Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	367.1	344.3
Actual return on plan assets	31.8	45.7
Employer contribution	0.5	0.5
Benefits paid	(25.0)	(23.4)
Fair Value of Plan Assets at End of Year	374.4	367.1
Non-U.S. Pension Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	588.4	524.2
Business combination		0.2
Actual return on plan assets	33.4	46.0
Employer contribution	63.6	21.4
Plan participants' contributions	3.5	3.4
Benefits paid	(26.2)	(24.8)
Currency translation and other	8.0	18.0
Fair Value of Plan Assets at End of Year	670.7	588.4
Other Postretirement Benefits [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	0	0
Employer contribution	1.2	1.4
Plan participants' contributions	1.2	1.3
Benefits paid	(2.4)	(2.7)
Fair Value of Plan Assets at End of Year	$ 0	$ 0